Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net income (loss)	$ 22,405	$ (3,079)	$ 60,326
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Exploration expense			478
Depletion, depreciation, and amortization	114,136	80,709	68,906
Impairment of oil and gas properties	14,415	18,821	31,970
Accretion of discount	608	533	413
Amortization of debt issuance costs	2,677	3,544	2,940
Stock compensation expense	10,838	570	1,134
Other non-cash compensation expense (Note 9)	2,719
Amortization of deferred revenue	(469)
Gain on commodity derivatives	2,566	(16,684)	(34,490)
Gain on bargain purchase price			(26,208)
(Gain) loss on sales of assets	78	(1,162)	859
Deferred income tax provision	(156)	473	173
Other - net	79	129	(59)
Changes in assets and liabilities
Accounts receivable	(41,481)	11,568	(32,593)
Other assets	163	1,873	(3,360)
Accounts payable and accrued liabilities	35,318	(12,745)	49,728
Net cash provided by operations	163,896	84,550	120,217
Cash flows from investing activities
Additions to oil and gas properties	(197,618)	(125,493)	(157,046)
Acquisition of properties	(193,496)	(249,007)	(168,480)
Proceeds from sales of assets	1,607	9,158	6,747
Acquisition of other property, plant and equipment	(1,634)	(969)	(1,735)
Current period settlements of matured derivative contracts	7,586	28,675	1,551
Change in restricted cash	(45)
Net cash (used in) / provided by investing	(383,600)	(337,636)	(318,963)
Cash flows from financing activities
Proceeds from issuance of long-term debt	220,000	233,243	316,500
Repayment under long-term debt	(172,000)	(38,243)	(126,500)
Payment of debt issuance costs	(683)	(9,324)	(3,678)
Issuance of preferred units		85,000
Proceeds from sale of common stock, net of expenses of $15.1 million	172,481
Net cash provided by financing	219,798	270,676	186,322
Net increase (decrease) in cash	94	17,590	(12,424)
Cash
Beginning of period	23,726	6,136	18,560
End of period	23,820	23,726	6,136
Supplemental disclosure of cash flow information
Cash paid for interest	25,414	20,759	18,151
Change in accrued additions to oil and gas properties	41,945	3,355	26,774
Noncash acquisition of oil and gas properties		2,918
Current additions to ARO	1,516	662	4,077
Noncash distributions to members (Note 9)	$ 10,000